Concentration of Credit Risks (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Committed Charter Income	The committed charter income as of December 31, 2016 is as follows:

	(in thousands	)
2017:	$97,346
2018:	$67,532
2019:	$62,605
2020:	$62,712
2021:	$63,331